Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Policies and Practices Related to the Grant of Certain Equity Awards Close in Time to the Release of Material Nonpublic Information

From time to time, the Company grants stock options to its employees, including the named executive officers. Historically, the Company has granted new-hire option awards on or soon after a new hire’s employment start date and annual refresh employee option grants in the first quarter of each fiscal year, which refresh grants are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in such quarter. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the Board of Directors and at the time of each annual meeting of the Company’s stockholders, as well as automatic grants of options elected in lieu of cash fees, pursuant to the 2024 non-employee director compensation policy (the “NED Compensation Policy”), as further described under the heading, “Director Compensation— Non-Employee Director Compensation Policy” below. Option grants are made on the regular, predetermined grant dates pursuant to the 2019 Plan and the NED Compensation Policy regardless of whether there is any material nonpublic information (“MNPI”) about the Company on such dates, and such grant dates are not specifically timed in relation to the Company’s disclosure of MNPI. The Company has not timed the release of MNPI for the purpose of affecting the value of executive compensation.

Award Timing Method	Historically, the Company has granted new-hire option awards on or soon after a new hire’s employment start date and annual refresh employee option grants in the first quarter of each fiscal year, which refresh grants are typically approved at the regularly scheduled meeting of the Compensation Committee occurring in such quarter. Also, non-employee directors receive automatic grants of initial and annual stock option awards, at the time of a director’s initial appointment or election to the Board of Directors and at the time of each annual meeting of the Company’s stockholders, as well as automatic grants of options elected in lieu of cash fees, pursuant to the 2024 non-employee director compensation policy (the “NED Compensation Policy”), as further described under the heading, “Director Compensation— Non-Employee Director Compensation Policy” below.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false